ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2025	2024
Accrued professional fees	$240	$185
Accrued compensation	400	200
Accrued royalties	50	47
Accrued advertising expenses	78	2
Accrued director compensation and liability insurance	63	63
Other	279	248
	$1,110	$745